Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	bmst_SupplementTextBlock

BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Intermediate Municipal Fund

(the “Fund”)

Supplement dated November 14, 2013 to

the Summary Prospectus and the Prospectus of the Fund, each dated September 30, 2013

On November 12, 2013, the Board of Trustees (the “Board”) of BlackRock Municipal Series Trust approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Strategic Municipal Opportunities Fund” and certain changes to the Fund’s principal investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indices against which the Fund compares its performance. The changes will become effective on January 27, 2014.

As a result of these changes, the Fund will no longer be required to concentrate its investments in investment grade municipal bonds and will no longer be required to maintain a dollar-weighted average maturity between three and ten years. Instead, the Fund will be able to invest in a broader selection of municipal bonds, including up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality.

Currently, under normal circumstances, the Fund invests at least 80% of its assets in investment grade municipal bonds and maintains a dollar-weighted average maturity between three and ten years. When selecting investments for the Fund, Fund management currently considers various factors, including credit quality, yield and maturity. Under its new investment strategies, the Fund will continue to seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds. However, the Fund will no longer be required to invest primarily in investment grade municipal bonds. Rather, the Fund will have greater flexibility to navigate changing market conditions and diverse interest rate environments by investing across municipal bond sectors. In addition, rather than maintaining a dollar-weighted average maturity between three and ten years, the Fund may invest in bonds without any constraints on maturity. When selecting investments for the Fund, Fund management will consider various factors, including the credit quality of issuers, yield analysis, duration analysis, and call features of the obligations.

The Fund does not currently have a duration policy. Under its new investment strategies, the Fund will continue to have broad flexibility to manage duration, allowing it to seek to manage interest rate risk to achieve the Fund’s objective. Under normal circumstances, the Fund will seek to maintain an average portfolio duration of zero to ten years. The Fund’s average portfolio duration may vary significantly from time to time due to views of management. The Fund will be expected to engage more regularly in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may seek to actively manage interest rate risk through hedging strategies, and may generate yield through liquidity, structure, credit, interest rate and duration strategies.

The current investment strategies of the Fund permit the Fund to invest up to 20% of its assets in non-investment grade bonds. Under its new investments strategies, the Fund may invest up to 50% of its net assets in non-investment grade bonds. The Fund’s ability to invest in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds) will continue to be limited to 20% of the Fund’s net assets.

Effective on January 27, 2014, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable.

Change in the Fund’s Name

The BlackRock Intermediate Municipal Fund is renamed BlackRock Strategic Municipal Opportunities Fund.

Change in the Fund’s Strategies and Risks

The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes. Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The Fund may invest in both fixed rate and variable rate obligations.

Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. The Fund may invest in bonds of any maturity.

The Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index such as the Barclays Municipal Bond Index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

The Fund may invest up to 20% of its net assets in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).

The Fund may invest up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a tender option bond trust for purposes of the Fund’s 80% policy.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Principal Risks of Investing in the Fund” are amended to add the following:

•
Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•	Taxability Risk — Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.

The Fund expects to use derivatives for hedging, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.

•	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

The section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview—Performance Information” are supplemented as follows:

Annual Total Returns

The Fund’s Annual Total Returns prior to January 27, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Intermediate Municipal Fund.”

Change in the Fund’s Benchmarks

One of the benchmarks against which the Fund currently measures its performance, the S&P Intermediate Municipal Bond Index, is replaced with a customized weighted index comprised of the returns of the S&P Municipal Bond Investment Grade Index (65%), the S&P Municipal Bond High Yield Index (30%), and the Barclays Taxable Municipal: U.S. Aggregate Eligible Index (5%). The S&P Municipal Bond Investment Grade Index is a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard and Poor’s (“S&P”) and/or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). The S&P Municipal Bond High Yield Index is a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are non-rated or that are rated BB+ by S&P and/or Ba1 by Moody’s or lower; bonds that are prerefunded or escrowed to maturity are not included in this index. The Barclays Taxable Municipal: U.S. Aggregate Eligible Index represents securities that are taxable, dollar denominated, and issued by a U.S. state or territory, and have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding, and are rated investment-grade (at least BBB- by S&P or Fitch Ratings (“Fitch”) and/or Baa3 by Moody’s) by at least two of the following ratings agencies: S&P, Moody’s and Fitch. Fund management believes the customized weighted index is more relevant to the Fund’s new investment strategies.

For the one-year and five-year periods ended December 31, 2012, the average annual total returns for the customized weighted index were 10.47% and 6.16%, respectively. No performance information is provided for the customized weighted index for the ten-year period ended December 31, 2012, because one of its components, the Barclays Taxable Municipal: U.S. Aggregate Eligible Index, has only nine years of performance history.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmst_SupplementTextBlock

BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Intermediate Municipal Fund

(the “Fund”)

Supplement dated November 14, 2013 to

the Summary Prospectus and the Prospectus of the Fund, each dated September 30, 2013

On November 12, 2013, the Board of Trustees (the “Board”) of BlackRock Municipal Series Trust approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Strategic Municipal Opportunities Fund” and certain changes to the Fund’s principal investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indices against which the Fund compares its performance. The changes will become effective on January 27, 2014.

As a result of these changes, the Fund will no longer be required to concentrate its investments in investment grade municipal bonds and will no longer be required to maintain a dollar-weighted average maturity between three and ten years. Instead, the Fund will be able to invest in a broader selection of municipal bonds, including up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality.

Currently, under normal circumstances, the Fund invests at least 80% of its assets in investment grade municipal bonds and maintains a dollar-weighted average maturity between three and ten years. When selecting investments for the Fund, Fund management currently considers various factors, including credit quality, yield and maturity. Under its new investment strategies, the Fund will continue to seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds. However, the Fund will no longer be required to invest primarily in investment grade municipal bonds. Rather, the Fund will have greater flexibility to navigate changing market conditions and diverse interest rate environments by investing across municipal bond sectors. In addition, rather than maintaining a dollar-weighted average maturity between three and ten years, the Fund may invest in bonds without any constraints on maturity. When selecting investments for the Fund, Fund management will consider various factors, including the credit quality of issuers, yield analysis, duration analysis, and call features of the obligations.

The Fund does not currently have a duration policy. Under its new investment strategies, the Fund will continue to have broad flexibility to manage duration, allowing it to seek to manage interest rate risk to achieve the Fund’s objective. Under normal circumstances, the Fund will seek to maintain an average portfolio duration of zero to ten years. The Fund’s average portfolio duration may vary significantly from time to time due to views of management. The Fund will be expected to engage more regularly in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may seek to actively manage interest rate risk through hedging strategies, and may generate yield through liquidity, structure, credit, interest rate and duration strategies.

The current investment strategies of the Fund permit the Fund to invest up to 20% of its assets in non-investment grade bonds. Under its new investments strategies, the Fund may invest up to 50% of its net assets in non-investment grade bonds. The Fund’s ability to invest in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds) will continue to be limited to 20% of the Fund’s net assets.

Effective on January 27, 2014, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable.

Change in the Fund’s Name

The BlackRock Intermediate Municipal Fund is renamed BlackRock Strategic Municipal Opportunities Fund.

Change in the Fund’s Strategies and Risks

The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes. Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The Fund may invest in both fixed rate and variable rate obligations.

Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. The Fund may invest in bonds of any maturity.

The Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index such as the Barclays Municipal Bond Index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

The Fund may invest up to 20% of its net assets in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).

The Fund may invest up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a tender option bond trust for purposes of the Fund’s 80% policy.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Principal Risks of Investing in the Fund” are amended to add the following:

•
Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•	Taxability Risk — Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.

The Fund expects to use derivatives for hedging, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.

•	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

The section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview—Performance Information” are supplemented as follows:

Annual Total Returns

The Fund’s Annual Total Returns prior to January 27, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “BlackRock Intermediate Municipal Fund.”

Change in the Fund’s Benchmarks

One of the benchmarks against which the Fund currently measures its performance, the S&P Intermediate Municipal Bond Index, is replaced with a customized weighted index comprised of the returns of the S&P Municipal Bond Investment Grade Index (65%), the S&P Municipal Bond High Yield Index (30%), and the Barclays Taxable Municipal: U.S. Aggregate Eligible Index (5%). The S&P Municipal Bond Investment Grade Index is a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard and Poor’s (“S&P”) and/or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). The S&P Municipal Bond High Yield Index is a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are non-rated or that are rated BB+ by S&P and/or Ba1 by Moody’s or lower; bonds that are prerefunded or escrowed to maturity are not included in this index. The Barclays Taxable Municipal: U.S. Aggregate Eligible Index represents securities that are taxable, dollar denominated, and issued by a U.S. state or territory, and have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding, and are rated investment-grade (at least BBB- by S&P or Fitch Ratings (“Fitch”) and/or Baa3 by Moody’s) by at least two of the following ratings agencies: S&P, Moody’s and Fitch. Fund management believes the customized weighted index is more relevant to the Fund’s new investment strategies.

For the one-year and five-year periods ended December 31, 2012, the average annual total returns for the customized weighted index were 10.47% and 6.16%, respectively. No performance information is provided for the customized weighted index for the ten-year period ended December 31, 2012, because one of its components, the Barclays Taxable Municipal: U.S. Aggregate Eligible Index, has only nine years of performance history.